Plan Description - Additional Information (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Defined contribution plan, minimum age eligibility	21 years
Contribution limit	25.00%
Matching percentage	100.00%
Vesting schedule, description	Vesting in employer contributions begins after two years of service and full vesting is achieved after five years of service.
Vesting methodology, description	The Plan’s vesting methodology is based on an “elapsed time” methodology, which provides for employees to be credited with a number of years of service equal to the number of whole years (12 consecutive months) based on an employee’s period of service starting with hire date with the Employer regardless of whether or not such periods of service were completed consecutively as allowed under the service spanning rule. Participants are fully vested in their salary deferred contributions at all times including Roth 401(k) contributions. Upon reaching the normal retirement date, death or becoming disabled, a participant will be entitled to receive benefit payments.
Nonvested benefits remaining after termination of employment, terms	Nonvested benefits remaining after termination of employment are forfeited upon the earlier of a distribution or five-year period break in service and generally may serve to pay the Plan’s administrative expenses and to reduce future Company contributions.
Forfeitures used to fund company's matching obligation	$ 559	$ 27,732
Forfeiture balance	8,688	$ 186
Minimum amount participants may borrow	1,000
Maximum amount participants may borrow	$ 50,000
Maximum percentage of amount participants may borrow	50.00%
Minimum
EBP, Description of Plan [Line Items]
Loan terms	1 year
Maximum
EBP, Description of Plan [Line Items]
Maximum compensation percentage	5.00%
Loan terms	5 years
Participants loan to purchase principal residence, term	10 years